Other net losses Other Losses (Details) - USD ($) $ in Thousands		12 Months Ended
	Jul. 01, 2020	Dec. 31, 2021	Dec. 31, 2020
Other Income and Expenses [Abstract]
Acquisition and transition-related costs		$ 14,507	$ 14,104
U.S. Tax reform		0	11,728
Management succession and executive retirement		0	12,639
Other		8,442	22,840
Other losses		22,949	61,311
Accumulated Other Comprehensive Income (Loss) [Line Items]
Period for refund of taxes collected at the higher rate	5 years
U.S. Tax reform		0	11,728
Management succession and executive retirement		$ 0	$ 12,639